FORM N-SAR
	ANNUAL REPORT
	FOR REGISTERED INVESTMENT COMPANIES

Report for six-month period ending:       //      (a)

               or fiscal year ending: 12/31/13 (b)

Is this a transition report?  (Y/N)  N

Is this an amendment to a previous filing?  (Y/N)   N

Those items or sub-items with a ?* ? after the item number should be completed only if the answer has changed from the previous filing on this form.


1.	A.  Registrant Name: The Variable Annuity Life Insurance
Company - Separate Account A

B.  File Number: 811- 3240

C.  Telephone Number: (713) 831-3174

2.	A.  Street: 2929 Allen Parkway A6-20

B.  City: Houston	C.  State: TX		D.  Zip Code: 77019	Zip
Ext:

E.  Foreign Country:					Foreign Postal Code:

3.	Is this the first filing on this form by Registrant?  (Y/N)
                          N

4.  	Is this the last filing on this form by Registrant?  (Y/N)
                          N

5.	Is Registrant a small business investment company (SBIC)?  (Y/N)
             N
[If answer is ?Y? (Yes), complete only items 89 through 110.]

6.	Is Registrant a unit investment trust (UIT)? (Y/N)
                           Y
[If answer is ?Y? (Yes) complete only items 111 through 132.]







For period ending   12-31-13
File number 811-3240

Unit Investment Trusts
111. A.  Depositor Name:  The Variable Annuity Life Insurance Co.
        B.  File Number (if any):
        C.  City:  Houston   State:  TX      Zip Code:  77019      Zip
Ext.:
              Foreign Counrty:                      Foreign Postal Code:

112. A.  Sponsor Name:  The Variable Annuity Life Insurance Co.
        B.  File Number (if any):
        C.  City:  Houston     State:  TX     Zip Code:  77019     Zip
Ext.:
              Foreign Country:                      Foreign Postal Code:

113. A. * Trustee Name:
        B. * City            State:                     Zip Code:
         Zip Ext.:
             * Foreign Country:                      Foreign Postal
Code:

 114. A.  Principal Underwriter Name:  SunAmerica Capital Services, Inc.
         B.  File Number:  8-47753
         C.  City:  Houston     State:  TX     Zip Code:  77019    Zip
Ext.:
               Foreign Country:                      Foreign Postal
Code:

115. A.   Independent Public Accounts Name:  PricewaterhouseCoopers LLP

        B.   City: Houston  State:  TX               Zip Code:  77002
           Zip Ext.:
               Foreign Country:                      Foreign Postal
Code:

116. Family of investment companies information:
        A.  Is the Registrant part of a family of investment companies?
(Y/N) N
        B.  Identify the family in 10 letters:     N/A


117. A.  Is Registrant a separate account of an insurance company? (
Y/N) Y
                If answer is ?Yes?, are any of the following types of
contracts funded by the                                  Registrant?:

        B.  Variable annuity contracts? (Y/N)    Y

        C.  Scheduled premium variable life contracts? (Y/N)  N

        D.  Flexible premium variable life contracts? Y/N)     N

        E.  Other types of insurance products registered under the
Securities Act
               of 1933? (Y/N)      N


118.	 State the number of series existing at the end of the
period that had securities                     registered under
the Securities Act of 1933.
      7

119.      State the number of new series for which registration
statements under the Securities Act of 1933 became effective during the
period.                      0

For period ending   12-31-13
File number 811-3240

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119.
                                            0

121. State the number of series for which a current prospectus was in existence at the end of the period.
                                                  7

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current
period.                         7

123. State the total value of the additional units considered in answering item 122 ($000's omitted)
__________________________________________($810,425)

124. * State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)
_____________________________________________$ 0

125. * State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant?s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)
                                                         $ 0


126. * Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant?s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's
omitted)______                                                 $ 0


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

Number of	 Total Assets	 Total Income
		               Series	     ($000's	 Distributions
Investing	   omitted)	($000's omitted)

A.  U.S. Treasury direct issue________	_______	$________
	$___________

B.  U.S. Government agency_________	_______	$________	$___________


For period ending   12-31-13
File number 811-3240

C.  State and municipal tax-free_______	_______	$________
	$___________

D.  Public utility debt_______________	_______	$________
	$___________

E.  Brokers or dealers debt or debt of
     Brokers or dealers? parent________	_______	$________
	$___________

F.  All other corporate intermed. & long-
     term debt______________________	_______	$________
	$___________

G.  All other corporate short-term debt_	_______	$________
	$___________

H.  Equity securites of brokers or dealers
      or parents of brokers or dealers____	_______	$________
	$___________

I.  Investment company equity securities__	_______	$________
	$___________

J.  All other equity securities___________	     7
	$32,054,453	$ __    113,724

K.  Other securities__________________	_______	$________
	$___________

L.  Total assets of all series of Registrant_	      7    	$32,054,453
	$  ___  113,724


128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant?s series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)____N___________________________________________________

[If answer is ?N? (No), go to item 131.]

129. * Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)__________________________

[If answer is ?N? (No), go to item 131.]

130. * In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)____________

131.  Total expenses incurred by all series of Registrant during the
current reporting period ($000's omitted)   $275,593__

For period ending   12-31-13
File number 811-3240

132. List the?811? (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-3240	811-_____	811-_____	811-_____	811-_____

811-_____	811-_____	811-_____	811-_____	811-_____

811-_____	811-_____	811-_____	811-_____	811-_____

811-_____	811-_____	811-_____	811-_____	811-_____

811-_____	811-_____	811-_____	811-_____	811-_____

811-_____	811-_____	811-_____	811-_____	811-_____

811-_____	811-_____	811-_____	811-_____	811-_____

811-_____	811-_____	811-_____	811-_____	811-_____

811-_____	811-_____	811-_____	811-_____	811-_____






















For period ending   12-31-13
File number 811-3240









SIGNATURE PAGE




This report is signed on behalf of the registrant (or depositor or trustee).

City of: Houston                       State of : TX
    Date: ___2/25/2014_________


Name of Registrant. Depositor, or Trustee:

The Variable Annuity Life Insurance Company Separate Account A
(registrant) by The Variable Annuity Life Insurance Company (depositor)


BY (Name and Title):

/s/ _______________		         	/s/_________

David Jorgensen	 				Chris Thomas
Senior Vice President				Assistant Secretary